ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.4%
	U.S. TREASURY BILLS — 27.5%
10,000,000	United States Treasury Bill(a)			5.2600	11/29/24	$ 9,785,454
10,000,000	United States Treasury Bill(a)			5.0900	01/23/25	9,719,468
						19,504,922
				Coupon Rate (%)
	U.S. TREASURY NOTES — 6.9%
2,500,000	United States Treasury Note			0.3750	09/15/24	2,474,537
2,500,000	United States Treasury Note			2.8750	06/15/25	2,447,281
						4,921,818
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $24,460,137)					24,426,740

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS - 8.2%
4,231,120	Fidelity Government Portfolio, Class I, 5.20%(b) (f)					4,231,121
1,558,220	First American Treasury Obligations Fund, Class X, 5.21%(b)					1,558,220
	TOTAL MONEY MARKET FUNDS (Cost $5,789,341)					5,789,341

Contracts(c)
	FUTURE OPTIONS PURCHASED – 2.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED – 2.0%
25	Emini SP M Week Option	SXM	07/01/2024	$ 5,540	$ 6,925,000	$ 8,250
75	S&P Emini 3rd Week	SXM	08/16/2024	5,500	20,625,000	373,125
50	S&P Emini 3rd Week	SXM	08/16/2024	5,550	13,875,000	179,375
51	S&P Emini 3rd Week	SXM	08/16/2024	6,000	15,00,000	2,168
55	S&P Emini 3rd Week	SXM	07/19/2024	5,425	14,918,750	329,312
100	S&P Emini 3rd Week	SXM	07/19/2024	5,800	29,000,000	3,250
150	S&P500 Emini Option	SXM	08/30/2024	5,725	42,937,500	172,500
75	S&P500 Emini Option	SXM	07/31/2024	5,500	20,625,000	307,500
25	S&P500 Emini Option	SXM	07/31/2024	5,575	6,968,750	53,125
150	S&P500 Emini Option	SXM	07/31/2024	6,000	45,000,000	2,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $714,673)					1,430,855

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Contracts(c)
	FUTURE OPTIONS PURCHASED – 2.0% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
25	Emini SP M Week Option	SXM	07/01/2024	$ 5,525	$ 6,906,250	$ 20,313
	TOTAL PUT OPTIONS PURCHASED (Cost - $15,125)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $729,798)					1,451,168

	TOTAL INVESTMENTS - 44.6% (Cost $30,979,276)					$ 31,667,249
	CALL OPTIONS WRITTEN - (1.4)% (Premiums received - $707,390)					(1,017,450)
	PUT OPTIONS WRITTEN - (0.1)% (Premiums received - $38,250)					(34,375)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 56.9%					40,398,497
	NET ASSETS - 100.0%					$ 71,013,921

Contracts(c)
	WRITTEN FUTURE OPTIONS - (1.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN - (1.4)%
50	Emini SP M Week Option	SXM	07/01/2024	$ 5,560	$13,900,000	$ 5,375
200	Emini SP W Week Option	SXM	07/03/2024	5,650	56,500,000	1,000
300	S&P Emini 1st Week	SXM	07/05/2024	5,655	84,825,000	4,500
100	S&P Emini 1st Week	SXM	07/05/2024	5,680	28,400,000	500
73	S&P Emini 3rd Week	SXM	08/16/2024	5,600	20,440,000	181,587
100	S&P Emini 3rd Week	SXM	08/16/2024	5,650	28,250,000	163,750
104	S&P Emini 3rd Week	SXM	08/16/2024	5,700	29,640,000	105,300
235	S&P Emini 3rd Week	SXM	07/19/2024	5,600	65,800,000	237,938
100	S&P EMINI Tues Week	SXM	07/02/2024	5,660	28,300,000	250
300	S&P500 Emini Option	SXM	08/30/2024	5,825	87,375,000	133,500
50	S&P500 Emini Option	SXM	07/31/2024	5,600	14,000,000	82,500
150	S&P500 Emini Option	SXM	07/31/2024	5,675	42,562,500	101,250
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $707,390)					1,017,450

	PUT OPTIONS WRITTEN – (0.1)%
200	Emini SP M Week Option	SXM	07/01/2024	$ 5,250	$ 52,500,000	$ 1,500
50	Emini SP M Week Option	SXM	07/01/2024	5,500	13,750,000	16,625
200	Emini SP W Week Option	SXM	07/03/2024	5,350	53,500,000	4,500
100	S&P Emini 1st Week	SXM	07/05/2024	5,250	26,250,000	2,250
300	S&P Emini 1st Week	SXM	07/05/2024	5,275	79,125,000	8,250
100	S&P EMINI Tues Week	SXM	07/02/2024	5,275	26,375,000	1,250
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $38,250)					34,375

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $745,640)					1,051,825

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
4	CME E-Mini NASDAQ 100 Index Future	09/23/2024	$ 1,594,180	$ (9,180)
20	CME E-mini Russell 2000 Index Futures	09/23/2024	2,065,000	26,715
195	CME E-Mini Standard & Poor's 5	09/23/2024	53,834,625	25,050
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 42,585

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
151	CBOE Volatility Index Future	07/17/2024	$ 2,117,443	$109,707
1	CBOE Volatility Index Future	08/21/2024	14,940	710
	TOTAL OPEN SHORT FUTURES CONTRACTS			$110,417

	TOTAL FUTURES CONTRACTS			$ 153,002

SXM	StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.